Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitment and Contingencies
Total	$ 23,264,157
2014	3,994,594
2015	2,235,622
2016	2,774,378
2017	1,942,598
2018	2,139,735
Thereafter	10,177,230
Long-term debt obligations
Commitment and Contingencies
Total	13,409,313
2014	1,005,778
2015	756,159
2016	1,504,669
2017	904,903
2018	1,205,197
Thereafter	8,032,607
Capital lease obligations
Commitment and Contingencies
Total	219,902
2014	26,829
2015	27,372
2016	30,058
2017	32,994
2018	36,175
Thereafter	66,474
Interest expense on long-term debt and capital lease obligations
Commitment and Contingencies
Total	4,718,745
2014	838,801
2015	741,005
2016	655,467
2017	599,028
2018	528,620
Thereafter	1,355,824
Satellite-related obligations
Commitment and Contingencies
Total	1,717,153
2014	250,741
2015	230,225
2016	230,138
2017	225,464
2018	225,246
Thereafter	555,339
Operating lease obligations
Commitment and Contingencies
Total	179,355
2014	45,868
2015	36,204
2016	31,793
2017	15,150
2018	8,438
Thereafter	41,902
Purchase obligations
Commitment and Contingencies
Total	3,019,689
2014	1,826,577
2015	444,657
2016	322,253
2017	165,059
2018	136,059
Thereafter	$ 125,084